ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES
Schedule of accrued expenses

	As of December 31,
	2011	2012
	$	$
Accrued advertising expense	2,645,007	431,383
Accrued shipping and handling costs	2,117,878	1,241,376
Accrued payroll	2,496,547	2,557,692
Others	1,466,306	922,605
	8,725,738	5,153,056